SCHEDULE OF EQUITY INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Investments, All Other Investments [Abstract]
Balance at the beginning of the year	$ 760,713	$ 696,618	$ 573,906
Additions		57,083	50,141
Share of results of equity investees	211,835	(10,125)	78,966
Effect of foreign currency translation	(10,502)	17,137	(6,395)
Disposal of equity interests	(962,046)
Total		$ 760,713	$ 696,618